UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549




Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12-31-
2008_____________________

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: __Biondo Investment Advisors, LLC__________
Address: _540 Route 6 & 209, P.O. Box 909, Milford, PA
18337__

Form 13F File Number:  28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Eugenia S. Pavek________________
Title: Chief Compliance
Officer______________________________
Phone: 570-296-
5525__________________________________________
Signature, Place, and Date of Signing:
Eugenia S. Pavek
Milford, PA
02-13-2009
[Signature]
 [City, State]
 [Date]
Report Type (Check only
one.):



[X ]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)
[ ]	13F NOTICE. (Check here if no holdings reported are in
this report, and all holdings are reported by other
reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: 0
Form 13F Information Table Entry Total:  61
Form 13F Information Table Value Total:  200,641.83
(thousands)


FORM 13F  INFORMATION TABLE


Name of Issuer                ,Title of Class,CUSIP     ,Value (x$1000),Shares / Prn Amt,Sh / Prn,Inv Discretion,Sole,Shared,None,
ALLIANT TECHSYSTEMS INC,CS,018804104,750.00,"8,730.00",SH,Sole,5230,0,3500,
AMGEN INC,CS,031162100,"12,608.23","218,355.00",SH,Sole,215945,0,2410,
APPLE COMPUTER INC,CS,037833100,"6,013.42","70,555.00",SH,Sole,64233,0,6322,
ATHEROGENICS INC,CS,047439104,1.00,"10,000.00",SH,Sole,10000,0,0,
BERKSHIRE HATHAWAY INC DEL,CS,084670207,"9,055.39","2,839.00",SH,Sole,2617,0,222,
BLDRS INDEX FDS TR ASIA 50 ADR,ETF,09348R102,384.00,"19,365.00",SH,Sole,19365,0,0,
BLDRS INDEX FDS TR EMER MK 50,ETF,09348R300,333.00,"12,265.00",SH,Sole,12265,0,0,
BOEING CO,CS,097023105,"4,417.92","104,049.00",SH,Sole,91590,0,12459,
BP PLC,ADR,055622104,290.00,"6,190.00",SH,Sole,6190,0,0,
BUCYRUS INTL INC NEW,CS,118759109,"1,545.28","83,361.00",SH,Sole,64550,0,18811,
CABLEVISION SYS CORP,CS,12686C109,"2,661.00","158,234.00",SH,Sole,158234,0,0,
COLGATE PALMOLIVE CO,CS,194162103,"5,707.84","83,363.00",SH,Sole,71965,0,11398,
CUBIST PHARMACEUTICALS INC,CS,229678107,"3,317.18","137,336.00",SH,Sole,117090,0,20246,
CVS CORP,CS,126650100,"3,643.62","126,781.00",SH,Sole,113920,0,12861,
DRESSER-RAND GROUP INC,CS,261608103,"3,104.07","179,836.00",SH,Sole,155245,0,24591,
EXXON MOBIL CORP,CS,30231G102,"2,375.00","29,692.00",SH,Sole,29692,0,0,
FORD MTR CO DEL,CS,345370860,"1,686.00","737,625.00",SH,Sole,737625,0,0,
FOSTER WHEELER LTD,CS,G36535139,"2,553.78","108,613.00",SH,Sole,88690,0,19923,
GARMIN LTD,CS,G37260109,736.00,"38,130.00",SH,Sole,38130,0,0,
GENENTECH INC,CS,368710406,"11,554.87","139,493.00",SH,Sole,129367,0,10126,
GENERAL ELEC CO,CS,369604103,189.00,"11,675.00",SH,Sole,11675,0,0,
GENERAL MLS INC,CS,370334104,334.00,"5,500.00",SH,Sole,0,0,5500,
GENZYME CORP,CS,372917104,"7,504.72","112,970.00",SH,Sole,100385,0,12585,
GOOGLE INC,CS,38259P508,"3,190.07","10,325.00",SH,Sole,8335,0,1990,
HANSEN MEDICAL INC,CS,411307101,224.00,"30,050.00",SH,Sole,30050,0,0,
IDEXX LABS INC,CS,45168D104,"7,904.69","219,385.00",SH,Sole,216800,0,2585,
INTERCONTINENTALEXCHANGE INC,CS,45865V100,"2,568.94","31,296.00",SH,Sole,25860,0,5436,
INTUITIVE SURGICAL INC,CS,46120E602,"16,877.99","132,984.00",SH,Sole,125913,0,7071,
ISHARES TR MSCI EAFE IDX,ETF,464287465,374.00,"8,320.00",SH,Sole,8320,0,0,
J P MORGAN CHASE AND CO,CS,46625H100,"16,674.92","528,795.00",SH,Sole,503296,0,25499,
JOHNSON AND JOHNSON,CS,478160104,754.00,"12,675.00",SH,Sole,12675,0,0,
LAS VEGAS SANDS CORP,CS,517834107,493.69,"84,609.00",SH,Sole,68650,0,15959,
MASTERCARD INC,CS,57636Q104,"1,774.02","12,400.00",SH,Sole,9640,0,2760,
MEDTRONIC INC,CS,585055106,"4,967.00","158,335.00",SH,Sole,155935,0,2400,
MICROSOFT CORP,CS,594918104,"4,568.26","234,961.00",SH,Sole,200670,0,34291,
MURPHY OIL CORP,CS,626717102,"2,751.72","62,213.00",SH,Sole,50840,0,11373,
NBT BANCORP INC,CS,628778102,484.00,"17,296.00",SH,Sole,17296,0,0,
NOVELLUS SYS INC,CS,670008101,123.00,"10,000.00",SH,Sole,10000,0,0,
NUVASIVE INC,CS,670704105,"5,403.20","155,835.00",SH,Sole,143800,0,12035,
ONYX PHARMACEUTICALS INC,CS,683399109,"3,020.78","88,248.00",SH,Sole,72775,0,15473,
PEPSICO INC,CS,713448108,"3,651.46","66,902.00",SH,Sole,56541,0,10361,
PETROLEO BRASILEIRO SA PETRO,ADR,71654V408,941.00,"38,430.00",SH,Sole,38430,0,0,
PHILIP MORRIS INTL INC,CS,718172109,"3,831.78","87,882.00",SH,Sole,86485,0,1397,
PNC FINL SVCS GROUP INC,CS,693475105,343.00,"7,000.00",SH,Sole,7000,0,0,
POWERSHARES ETF TRUST GOLDEN D,ETF,73935X401,350.00,"23,420.00",SH,Sole,23420,0,0,
PROCTER AND GAMBLE CO,CS,742718109,950.00,"15,404.00",SH,Sole,15404,0,0,
PROSHARES TR ULTRA FINL PRO,ETF,74347R743,"1,776.00","293,600.00",SH,Sole,287600,0,6000,
QUALCOMM INC,CS,747525103,"7,139.00","200,717.00",SH,Sole,179734,0,20983,
RANGE RES CORP,CS,75281A109,"1,752.00","51,786.00",SH,Sole,40915,0,10871,
ROYAL DUTCH SHELL PLC,ADR,780259206,220.00,"4,140.00",SH,Sole,4140,0,0,
SCHLUMBERGER LTD,CS,806857108,"2,616.00","62,847.00",SH,Sole,51460,0,11387,
SIRIUS XM RADIO INC,CS,82967N108,1.00,"12,500.00",SH,Sole,12500,0,0,
SMUCKER J M CO,CS,832696405,"2,531.00","59,223.00",SH,Sole,47525,0,11698,
STRYKER CORP,CS,863667101,"6,398.00","160,672.00",SH,Sole,148724,0,11948,
SUNPOWER CORP,CS,867652109,"3,487.00","94,954.00",SH,Sole,76280,0,18674,
UCBH HOLDINGS INC,CS,90262T308,"4,302.00","625,075.00",SH,Sole,620575,0,4500,
UNITED THERAPEUTICS CORP DEL,CS,91307C102,"2,521.00","40,755.00",SH,Sole,34145,0,6610,
WACHOVIA CORP 2ND NEW,CS,929903102,144.00,"25,800.00",SH,Sole,25800,0,0,
WAL MART STORES INC,CS,931142103,"3,361.00","60,538.00",SH,Sole,51090,0,9448,
WELLS FARGO AND CO NEW,CS,949746101,"1,167.00","39,600.00",SH,Sole,37200,0,2400,
XTO ENERGY INC,CS,98385X106,240.00,"6,825.00",SH,Sole,6825,0,0,
REPORT SUMMARY: 61 DATA RECORDS,,,"200,641.83",0.00,,,,0,0,